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May 2, 2006

VIA EDGAR

The United States Securities
   and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Genworth Life of New York VL Separate Account 1
      Genworth Life Insurance Company of New York
      File Nos. 333-88312; 811-09861

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life of New York VL Separate Account 1 (formerly, GE Capital Life Separate Account III) (the "Separate Account") and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) (the "Company"), we certify that the form of the prospectus and the form of the Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 does not differ from the form of the prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 19, 2006, and became effective on May 1, 2006.

Please contact the undersigned at (804) 289-3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
-------------------------
Michael D. Pappas
Associate General Counsel